Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.7%)
COMMUNICATION SERVICES (18.9%)
	INTERNET (13.5%)
7,500	Alphabet, Inc. Class A *	$8,714,625
62,000	Facebook, Inc. Class A *	10,341,600
24,000	Netflix, Inc. *	9,012,000
95,000	Tencent Holdings, Ltd. ADR	4,663,550
		32,731,775
	MEDIA (1.8%)
45,000	Walt Disney Co. (The)	4,347,000
	SOFTWARE (3.6%)
150,000	Activision Blizzard, Inc.	8,922,000
		46,000,775
CONSUMER DISCRETIONARY (14.9%)
	INTERNET (11.5%)
40,000	Alibaba Group Holding, Ltd. ADR *	7,779,200
8,700	Amazon.com, Inc. *	16,962,564
79,500	GrubHub, Inc. *(1)	3,238,035
		27,979,799
	RETAIL (3.4%)
53,000	Starbucks Corp.	3,484,220
60,000	TJX Companies, Inc. (The)	2,868,600
10,000	Ulta Beauty Inc. *	1,757,000
		8,109,820
		36,089,619
CONSUMER STAPLES (2.7%)
	BEVERAGES (1.7%)
28,000	Constellation Brands, Inc. Class A	4,014,080
	COSMETICS & PERSONAL CARE (1.0%)
16,000	Estee Lauder Companies, Inc. (The) Class A	2,549,440
		6,563,520
ENERGY (0.4%)
	OIL & GAS (0.4%)
42,000	Diamondback Energy, Inc.	1,100,400
FINANCIALS (1.5%)
	DIVERSIFIED FINANCIAL SERVICES (1.5%)
80,000	Blackstone Group, Inc. (The) Class A	3,645,600
HEALTHCARE (24.7%)
	BIOTECHNOLOGY (19.3%)
80,000	Alexion Pharmaceuticals, Inc. *	7,183,200
875,000	Amarin Corp. PLC ADR *(1)	3,500,000
160,000	Biohaven Pharmaceutical Holding Co., Ltd. *(1)	5,444,800
78,000	BioMarin Pharmaceutical, Inc. *	6,591,000
96,501	Exact Sciences Corp. *(1)	5,597,058
500,000	Exelixis, Inc. *	8,610,000
65,000	Intercept Pharmaceuticals, Inc. *	4,092,400
25,000	Vertex Pharmaceuticals, Inc. *	5,948,750
		46,967,208
	HEALTHCARE PRODUCTS (1.5%)
19,000	Edwards Lifesciences Corp. *	3,583,780
	PHARMACEUTICALS (3.9%)
24,500	DexCom, Inc. *	6,597,115
24,000	Zoetis, Inc.	2,824,560
		9,421,675
		59,972,663
INDUSTRIALS (1.7%)
	INTERNET (1.7%)
150,000	Lyft, Inc. Class A *(1)	4,027,500
INFORMATION TECHNOLOGY (33.9%)
	COMMERCIAL SERVICES (3.2%)
81,000	PayPal Holdings, Inc. *	7,754,940
	COMPUTERS (3.6%)
16,000	Apple, Inc.	4,068,640
82,000	Crowdstrike Holdings, Inc. Class A *(1)	4,565,760
		8,634,400
	DIVERSIFIED FINANCIAL SERVICES (3.0%)
46,000	Visa, Inc. Class A	7,411,520
	INTERNET (4.6%)
11,000	Shopify, Inc. Class A *	4,586,230
103,000	Zendesk, Inc. *	6,593,030
		11,179,260
	SEMICONDUCTORS (3.0%)
28,000	NVIDIA Corp.	7,380,800
	SOFTWARE (16.5%)
16,000	Adobe, Inc. *	5,091,840
29,000	Microsoft Corp.	4,573,590
34,000	Salesforce.com, Inc. *	4,895,320
33,000	ServiceNow, Inc. *	9,457,140
160,000	Slack Technologies, Inc. Class A *	4,294,400
64,999	Splunk, Inc. *	8,204,949
40,000	Twilio, Inc. Class A *(1)	3,579,600
		40,096,839
		82,457,759
TOTAL COMMON STOCKS (Cost $203,103,071) (98.7%)		239,857,836

March 31, 2020

Shares		Value
SHORT-TERM INVESTMENTS (5.1%)
MONEY MARKET FUNDS (5.1%)
1,041,866	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.321% (2)	$1,041,866
11,350,892	State Street Navigator Securities Lending Government Money Market Portfolio (3)	11,350,892
		12,392,758

TOTAL SHORT-TERM INVESTMENTS (Cost $12,392,758) (5.1%)		12,392,758

TOTAL INVESTMENT SECURITIES (103.8%) (Cost $215,495,829)		$252,250,594

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.8%)		(9,295,580)

NET ASSETS (4) (100%)		$242,955,014

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2020, the market value of the securities on loan was $21,894,400.
(2)	Rate reflects 7 day yield as of March 31, 2020.
(3)	Securities with an aggregate market value of $21,894,400 were out on loan in exchange for collateral including $11,350,892 of cash collateral as of March 31, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(4)	For federal income tax purposes, the aggregate cost was $215,495,829, aggregate gross unrealized appreciation was $68,541,654, aggregate gross unrealized depreciation was $31,786,889 and the net unrealized appreciation was $36,754,765.
ADR	American Depositary Receipt.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$239,857,836	$—	$—	$239,857,836
Short-Term Investments	12,392,758	—	—	12,392,758
Total Investments in Securities	$252,250,594	$—	$—	$252,250,594

*       See Schedule of Investments for further classification.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

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